UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue

26th Floor

New York, New York 10036

(Name and address of agent for service)

Copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

TO THE STOCKHOLDERS

F

or the six months ended June 30, 2024, return as measured based upon net asset value (NAV) per common share, including reinvestment of dividends and distributions, was 15.74% while the investment return to our stockholders (based upon market price per share), also including reinvestment of dividends and distributions, was 15.76%. By comparison, the return for our benchmark, the Standard and Poor’s 500 Stock Index (including income), was 15.29% during this period. For the twelve months ended June 30, 2024, return on net asset value was 26.58% and return to our stockholders was 26.62% which compares to the return of the S&P 500 Stock Index of 24.56%. During both time periods, the discount at which our shares traded continued to fluctuate and on June 30, 2024 it was 17.33%.

As detailed in the accompanying financial statements (unaudited), as of June 30, 2024, the net assets applicable to the Company’s Common Stock were $1,402,088,131 equal to $60.14 per Common Share.

The increase in net assets resulting from operations for the six months ended June 30, 2024 was $188,374,977. During this period, the net realized gain on investments was $63,826,470 and the increase in net unrealized appreciation was $124,461,335. Net investment income for the six months was $5,740,826. Distributions to preferred shareholders amounted to $5,653,654. During the six months, the Company also repurchased 418,501 of its shares at a cost of $19,318,784, an average discount to net asset value of 18.0%.

In the first half of 2024, the S&P 500 recorded strong returns. As in 2023, they have been mainly driven by a few large growth stocks and select corporate equities. The index’s performance was due to outsized returns for seven companies, with the remaining 493 either down year-to-date or with modest gains. Recently, interest rates have stabilized as the U.S. and other economies have experienced up to three consecutive favorable Consumer Price Index reports. At the beginning of the year, there were expectations of 4-5 rate cuts by the Federal Reserve, but now the focus of the equity and bond markets has shifted to hopes for 1-2 cuts late in the third or fourth quarters.

Overall, the performance of equities suggests that the Federal Reserve has achieved its goal of controlling inflation and slowing economic growth for a soft landing. It now seems likely, however, that rate cuts may be necessary soon if the economy weakens at an accelerating pace. Unemployment, which is still historically low, has started to rise and is now above 4%. Job openings are decreasing rapidly, and GDP estimates continue to fall as some government reports have negative revisions, common during economic slowdowns that can lead to recessions. On the other hand, despite monetary restraint, fiscal policies, including the Infrastructure Act and Chips

Act, are contributing to growth. Consumer spending has remained stronger than expected buoyed by interest payments to savers who have nearly $5 trillion in money market accounts as well as inflation-adjusted wage growth.

The rally in the equity markets seems driven mainly by multiple expansion owing to expectations of lower interest rates with revenue growth and expanding margins believed to surely follow. Equities, already near all-time highs, however, may be overvalued without substantial future economic growth or sizable interest rate declines. Europe seems better positioned for growth but its second-largest trading partner, China, faces ongoing challenges that may affect trade. Moreover, China’s support for Russia in its war with Ukraine may lead to additional constraints. Considering the uncertainty from multiple elections in Western nations, with populists leading the polls, ongoing wars, and the potential for expansion to other states, equities’ strong first half performance is particularly noteworthy.

We remain sanguine about the long-term performance of equities but are wary of the risks in this environment and remain watchful. The probability of negative surprises seems higher than usual. Interest rate declines are certainly favorable and make equities appear more attractive. Still, given fiscal imbalances in the U.S. and elsewhere, it seems a policy-neutral interest rate may be higher than that experienced prior to the pandemic. Thus, the impetus for equities’ improved performance from here seems less palpable.

Mr. Andrew V. Vindigni, an employee of the Company for the last thirty-six years and Senior Vice-President since 2006, retired during the second quarter of 2024. The Company expresses its sincere appreciation to Mr. Vindigni for his many years of service and contributions to the Company.

Prospectively, the Company will discontinue preparation and distribution of first and third quarter shareholder reports. Information about the Company, including our investment objectives, operating policies and procedures, investment results, significant portfolio holdings, record of dividend and distribution payments, financial reports, press releases, etc., will continue to be provided on our website which has been updated through June 30, 2024. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

General American Investors Company, Inc.

Jeffrey W. Priest
President and Chief Executive Officer

July 24, 2024

STATEMENT OF INVESTMENTS June 30, 2024 (Unaudited)
General American Investors

2

	Shares	Common Stocks		Value (Note 1a)
Communication Services (8.8%)	Media and Entertainment (6.9%)
	419,923	Alphabet Inc. - Class C		$77,022,277
	1,333,704	Angi Inc. - Class A (a)		2,560,712
	22,000	Meta Platforms, Inc. - Class A		11,092,840
	56,478	The Walt Disney Company		5,607,700
			(Cost $28,320,614)	96,283,529
	Telecommunication Services (1.9%)
	906,602	AT&T Inc.		17,325,164
	274,199	GCI Liberty, Inc. Escrow (a)		—
	50,000	T-Mobile US, Inc.		8,809,000
			(Cost $21,017,578)	26,134,164
			(Cost $49,338,192)	122,417,693

Consumer Discretionary (10.1%)	Automobiles and Components (0.5%)
	557,913	Ford Motor Company	(Cost $7,139,755)	6,996,229

	Consumer Services (1.5%)
	173,157	Expedia Group, Inc. (a)	(Cost $19,509,499)	21,816,050

	Distribution and Retail (8.1%)
	286,000	Amazon.com, Inc. (a)		55,269,500
	525,092	The TJX Companies, Inc.		57,812,629
			(Cost $12,034,026)	113,082,129
			(Cost $38,683,280)	141,894,408

Consumer Staples (8.5%)	Distribution and Retail (2.5%)
	42,000	Costco Wholesale Corporation	(Cost $1,269,190)	35,699,580

	Food, Beverage and Tobacco (4.3%)
	325,000	Nestlé S.A. (Switzerland)		33,178,251
	160,000	PepsiCo, Inc.		26,388,800
			(Cost $18,526,343)	59,567,051
	Household and Personal Products (1.7%)
	443,135	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,716,856)	24,336,239
			(Cost $32,512,389)	119,602,870

Energy (6.1%)	504,230	Cameco Corporation (Canada)		24,808,116
	81,991	Chevron Corporation		12,825,032
	1,020,030	Energy Transfer LP		16,544,887
	93,100	Exxon Mobil Corporation		10,717,672
	1,173,370	Gulf Coast Ultra Deep Royalty Trust		14,726
	650,000	Transocean Ltd. (Switzerland ) (a)		3,477,500
	234,556	Valaris Limited (Bermuda) (a)		17,474,422
			(Cost $49,601,450)	85,862,355

Financials (19.0%)	Banks (2.2%)
	80,000	JPMorgan Chase & Co.		16,180,800
	101,100	M&T Bank Corporation		15,302,496
			(Cost $3,337,828)	31,483,296
	Financial Services (6.6%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		67,346,510
	243,415	Nelnet, Inc. - Class A		24,550,837
			(Cost $2,968,650)	91,897,347

3

STATEMENT OF INVESTMENTS June 30, 2024 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (19.0%) (continued)	Insurance (10.2%)
	660,249	Arch Capital Group Ltd. (a) (Bermuda)		$66,612,522
	133,624	Axis Capital Holdings Limited (Bermuda)		9,440,535
	134,686	Everest Group, Ltd. (Bermuda)		51,318,060
	220,327	MetLife, Inc.		15,464,752
			(Cost $23,981,319)	142,835,869
			(Cost $30,287,797)	266,216,512

Health Care (10.8%)	Equipment and Services (2.5%)
	20,000	The Cigna Group		6,611,400
	37,000	Humana Inc.		13,825,050
	200,434	iCAD, Inc. (a)		260,564
	106,601	Tenet Healthcare Corporation (a)		14,181,131
			(Cost $25,413,422)	34,878,145

	Pharmaceuticals, Biotechnology and Life Sciences (8.3%)
	25,000	Amgen Inc.		7,811,250
	50,010	Danaher Corporation		12,494,999
	119,900	Gilead Sciences, Inc.		8,226,339
	261,780	Intra-Cellular Therapies, Inc. (a)		17,929,312
	204,326	Merck & Co., Inc.		25,295,559
	425,808	Pfizer Inc.		11,914,108
	294,350	Quantum-Si Incorporated - Class A (a)		309,068
	14,576	Regeneron Pharmaceuticals, Inc. (a)		15,319,813
	746,646	SIGA Technologies, Inc.		5,667,043
	328,179	Stevanato Group S.p.A. (Italy)		6,018,803
	827,180	Valneva SE (a) (France)		2,820,606
	354,361	Valneva SE ADR (a) (France)		2,604,553
			(Cost $75,088,303)	116,411,453
			(Cost $100,501,725)	151,289,598

Industrials (10.4%)	Capital Goods (3.9%)
	874,008	BAE Systems plc (United Kingdom)		14,583,796
	55,000	GE Vernova Inc. (a)		9,433,050
	60,785	L3Harris Technologies, Inc.		13,651,095
	165,000	RTX Corporation		16,564,350
			(Cost $38,050,243)	54,232,291
	Commercial and Professional Services (6.0%)
	435,625	Republic Services, Inc.	(Cost $6,049,298)	84,659,363

	Transportation (0.5%)
	100,000	Uber Technologies, Inc. (a)	(Cost $6,485,280)	7,268,000
			(Cost $50,584,821)	146,159,654

Information Technology (25.6%)	Semiconductors and Semiconductor Equipment (10.3%)
	433,364	AIXTRON SE (Germany)		8,509,482
	61,652	Applied Materials, Inc.		14,549,255
	66,100	ASML Holding N.V. (Netherlands)		67,602,453
	21,500	Broadcom Inc.		34,518,895
	919,465	indie Semiconductor, Inc. - Class A (a)		5,673,099
	65,009	Universal Display Corporation		13,668,142
			(Cost $30,224,404)	144,521,326

4

STATEMENT OF INVESTMENTS June 30, 2024 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Information Technology (25.6%) (continued)	Software and Services (10.1%)
	28,500	Adobe Inc. (a)		$15,832,890
	205,000	Microsoft Corporation		91,624,750
	1,667,579	NextNav Inc. (a)		13,524,066
	41,381	Tyler Technologies, Inc. (a)		20,805,539
			(Cost $36,511,204)	141,787,245
	Technology, Hardware and Equipment (5.2%)
	316,000	Apple Inc.		66,555,920
	138,260	Cisco Systems, Inc.		6,568,733
			(Cost $4,002,006)	73,124,653
			(Cost $70,737,614)	359,433,224

Materials (4.6%)	485,000	Agnico Eagle Mines Limited (Canada)		31,719,000
	832,438	Alamos Gold Inc. - Class A (Canada)		13,052,628
	816,056	Algoma Steel Group Inc. (Canada)		5,679,750
	243,593	Cleveland-Cliffs Inc. (a)		3,748,896
	957,591	Ferroglobe PLC (United Kingdom) (a)		5,132,688
	125,201	Newmont Corporation		5,242,166
			(Cost $52,282,389)	64,575,128

Utilities (1.0%)	290,000	Dominion Energy, Inc.	(Cost $14,065,950)	14,210,000

Miscellaneous (0.6%)	2,472,044	Other (c)	(Cost $7,268,510)	7,649,778

		TOTAL COMMON STOCKS (105.5%)	(Cost $495,864,117)	1,479,311,220

		PURCHASED OPTIONS (a)
Puts	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional
Software and Services	500	Microsoft Corporation/July 19, 2024/
		$430/$21,500,000	(Cost $167,198)	53,000

Technology, Hardware and Equipment	500	Apple Inc./October 18, 2024/$205/$10,250,000	(Cost $266,278)	210,000

		TOTAL PURCHASED OPTIONS (0.0%)	(Cost $433,476)	263,000

5

STATEMENT OF INVESTMENTS June 30, 2024 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

Principal	SHORT-TERM SECURITIES		Value (Note 1a)
	U.S. Treasury Bills
$25,000,000	Due August 22, 2024, 5.10% (d)		$24,815,833
17,000,000	Due October 31, 2024, 5.157% (d)		16,701,574
10,000,000	Due October 31, 2024, 5.17% (d)		9,824,456
		(Cost $51,343,527)	51,341,863

Shares
64,711,030	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.19% (e)	(Cost $64,711,030)	64,711,030

	TOTAL SHORT-TERM SECURITIES (8.3%)	(Cost $116,054,557)	116,052,893

Total Investments (f) (113.8%)		(Cost $612,352,150)	1,595,627,113
Liabilities in Excess of Other Assets (-0.2%)			(3,500,157)
			1,592,126,956
Preferred Stock (-13.6%)			(190,038,825)
Net Assets Applicable To Common Stock (100%)			$1,402,088,131

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)Yield to maturity at purchase.

(e)7-day yield.

(f)At June 30, 2024, the cost of investments and derivatives for Federal income tax purposes was $609,254,552; aggregate gross unrealized appreciation was $997,641,659;

        aggregate gross unrealized depreciation was $11,269,098; and net unrealized appreciation was $986,372,561.

6

MAJOR STOCK CHANGES (a): Three Months Ended June 30, 2024 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Increases	Net Shares Transacted	Shares Held
New Positions
Ford Motor Company	557,913	557,913
GE Vernova Inc.	55,000	55,000
L3Harris Technologies, Inc.	60,785	60,785
Newmont Corporation	10,000	125,201	(b)
Transocean Ltd.	50,000	650,000	(b)
Uber Technologies, Inc.	100,000	100,000

Additions
Dominion Energy, Inc.	30,000	290,000
Everest Group, Ltd.	5,490	134,686
indie Semiconductor, Inc. - Class A	224,570	919,465
Intra-Cellular Therapies, Inc.	1,341	261,780
NextNav Inc.	664	1,667,579
Pfizer Inc.	60,000	425,808
SIGA Technologies, Inc.	4,919	746,646
Stevanato Group S.p.A.	28,179	328,179
Tyler Technologies, Inc.	5,000	41,381
Valaris Limited	98,450	234,556
Valneva SE	479,187	827,180

Decreases
Eliminations
Eaton Corporation plc	40,500	—
General Motors Company	150,000	—
Medtronic plc	107,403	—

Reductions
Adobe Inc.	1,500	28,500
Agnico Eagle Mines Limited	53,858	485,000
Alamos Gold Inc. - Class A	100,000	832,438
Alphabet Inc. - Class C	25,000	419,923
Apple Inc.	35,000	316,000
Arch Capital Group Ltd.	15,000	660,249
ASML Holding N.V.	3,500	66,100
Axis Capital Holdings Limited	20,000	133,624
Broadcom Inc.	2,000	21,500
Costco Wholesale Corporation	5,000	42,000
Ferroglobe PLC	100,000	957,591
M&T Bank Corporation	23,900	101,100
Republic Services, Inc.	13,272	435,625
Tenet Healthcare Corporation	3,399	106,601

(a)Common shares unless otherwise noted.

(b)Shares purchased in prior period and previously carried under Common Stocks - Miscellaneous - Other.

7

PORTFOLIO DIVERSIFICATION June 30, 2024 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of June 30, 2024 is shown in the table.

Industry Category	Cost (000)	Value (000)	Percent Common Net Assets*
Information Technology
Semiconductors & Semiconductor Equipment	$30,224	$144,521	10.3%
Software & Services	36,679	141,840	10.1
Technology, Hardware & Equipment	4,268	73,335	5.2
	71,171	359,696	25.6
Financials
Banks	3,338	31,483	2.2
Financial Services	2,969	91,897	6.6
Insurance	23,981	142,836	10.2
	30,288	266,216	19.0
Health Care
Equipment & Services	25,414	34,878	2.5
Pharmaceuticals, Biotechnology & Life Sciences	75,088	116,412	8.3
	100,502	151,290	10.8
Industrials
Capital Goods	38,050	54,232	3.9
Commercial & Professional Services	6,050	84,660	6.0
Transportation	6,485	7,268	0.5
	50,585	146,160	10.4
Consumer Discretionary
Automobiles & Components	7,140	6,996	0.5
Consumer Services	19,509	21,816	1.5
Distribution & Retail	12,034	113,082	8.1
	38,683	141,894	10.1
Communication Services
Media & Entertainment	28,321	96,284	6.9
Telecommunication Services	21,017	26,134	1.9
	49,338	122,418	8.8
Consumer Staples
Distribution & Retail	1,269	35,700	2.5
Food, Beverage & Tobacco	18,526	59,567	4.3
Household & Personal Products	12,717	24,336	1.7
	32,512	119,603	8.5

Energy	49,601	85,862	6.1
Materials	52,282	64,575	4.6
Utilities	14,066	14,210	1.0
Miscellaneous**	7,269	7,650	0.6
	496,297	1,479,574	105.5
Short-Term Securities	116,055	116,053	8.3
Total Investments	$612,352	1,595,627	113.8
Liabilities in Excess of Other Assets		(3,500)	(0.2)
Preferred Stock		(190,039)	(13.6)
Net Assets Applicable to Common Stock		$1,402,088	100.0%

*Net Assets applicable to the Company’s Common Stock.

**Securities which have been held for less than one year, not previously disclosed, and not restricted.

8

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Assets
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $495,864,117)		$1,479,311,220
Purchased options (cost $433,476; note 4)		263,000
U.S. Treasury bills (cost $51,343,527)		51,341,863
Money market fund (cost $64,711,030)		64,711,030

Total investments (cost $612,352,150)		1,595,627,113

OTHER ASSETS
Dividends, interest and other receivables	$1,459,753
Present value of future office lease payments (note 8)	2,694,347
Qualified pension plan asset, net excess funded (note 7)	9,908,143
Prepaid expenses, fixed assets, and other assets	568,128	14,630,371

TOTAL ASSETS		1,610,257,484

Liabilities
Payable for securities purchased	1,091,914
Accrued compensation payable to officers and employees	2,460,565
Accrued Preferred Stock dividend not yet declared	185,366
Present value of future office lease payments (note 8)	2,694,347
Accrued supplemental pension plan liability (note 7)	5,069,988
Accrued supplemental thrift plan liability (note 7)	6,220,296
Accrued expenses and other liabilities	408,052

TOTAL LIABILITIES		18,130,528

5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
7,601,553 shares at a liquidation value of $25 per share (note 5)		190,038,825

NET ASSETS APPLICABLE TO COMMON STOCK - 23,313,823 shares (note 5)		$1,402,088,131

NET ASSET VALUE PER COMMON SHARE		$60.14

Net Assets Applicable to Common Stock
Common Stock, 23,313,823 shares at $1 par value per share (note 5)	$23,313,823
Additional paid-in capital (note 5)	329,018,248
Unallocated distributions on Preferred Stock	(5,839,021)
Total distributable earnings (note 5)	1,054,067,750
Accumulated other comprehensive income (note 7)	1,527,331

NET ASSETS APPLICABLE TO COMMON STOCK		$1,402,088,131

9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2024 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Income
Dividends (net of foreign withholding taxes of $302,712)		$9,993,848
Interest		3,319,928
		13,313,776

Expenses
Investment research	$4,656,503
Administration and operations	1,753,720
Office space and general	517,191
Transfer agent, custodian, and registrar fees and expenses	179,461
Auditing and legal fees	172,836
Directors’ fees and expenses	137,665
State and local taxes	94,908
Stockholders’ meeting and reports	60,666	7,572,950

NET INVESTMENT INCOME		5,740,826

Net Realized Gain and Change in Unrealized Appreciation on Investments (Notes 1, 3 and 4)
Net realized gain (loss) on investments:
Common stocks	64,806,312
Purchased options	(1,099,489)
Written options	119,232
Foreign currency transactions	415
	63,826,470
Net increase (decrease) in unrealized appreciation:
Common stocks	124,661,335
Purchased options	(141,463)
Written options	(2,262)
Short-term securities and other	(56,275)
	124,461,335
GAINS AND APPRECIATION ON INVESTMENTS		188,287,805
NET INVESTMENT INCOME, GAINS, AND APPRECIATION ON INVESTMENTS		194,028,631
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(5,653,654)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$188,374,977

STATEMENTS OF CHANGES IN NET ASSETS

Operations	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Net investment income	$5,740,826	$10,577,329
Net realized gain on investments	63,826,470	63,572,043
Net increase in unrealized appreciation	124,461,335	199,254,426
	194,028,631	273,403,798
Distributions to Preferred Stockholders	(5,653,654)	(11,310,806)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	188,374,977	262,092,992

Other Comprehensive Income - Funded Status of Defined Benefit Plans (Note 7)	—	1,132,335

Distributions to Common Stockholders	—	(61,945,377)

Capital Share Transactions (Note 5)
Value of Common Shares issued in payment of dividends and distributions	—	22,472,914
Cost of Common Shares purchased	(19,318,784)	(31,882,976)
Benefit to common shareholders resulting from preferred shares purchased	—	2,405
DECREASE IN NET ASSETS - CAPITAL SHARE TRANSACTIONS	(19,318,784)	(9,407,657)

NET INCREASE IN NET ASSETS	169,056,193	191,872,293

Net Assets Applicable to Common Stock
BEGINNING OF PERIOD	1,233,031,938	1,041,159,645

END OF PERIOD	$1,402,088,131	$1,233,031,938

10

FINANCIAL HIGHLIGHTS
General American Investors

(see notes to unaudited financial statements)

The following table shows per share operating performance data, total investment return, ratios, and supplemental data for the six months ended June 30, 2024 and for each year in the five-year period ended December 31, 2023. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$51.96		$43.42	$52.59	$44.00	$43.70	$34.51
Net investment income	0.25		0.44	0.22	0.02	0.13	0.33
Net gain (loss) on common stocks, options and other-realized and unrealized	8.17		11.18	(7.38)	12.14	3.10	11.78
Other comprehensive income (loss)	—		0.05	(0.04)	0.20	0.03	(0.01)
	8.42		11.67	(7.20)	12.36	3.26	12.10
Distributions on Preferred Stock:
Dividends from net investment income	—		(0.12)	(0.07)	(0.06)	(0.03)	(0.07)
Distributions from net capital gains	—		(0.36)	(0.40)	(0.41)	(0.43)	(0.39)
Unallocated	(0.24)		—	—	—	—	—
	(0.24)		(0.48)	(0.47)	(0.47)	(0.46)	(0.46)
Total from investment operations	8.18		11.19	(7.67)	11.89	2.80	11.64
Distributions on Common Stock:
Dividends from net investment income	—		(0.64)	(0.14)	(0.46)	(0.15)	(0.39)
Distributions from net capital gains	—		(2.01)	(1.36)	(2.84)	(2.35)	(2.06)
	—		(2.65)	(1.50)	(3.30)	(2.50)	(2.45)
Net asset value, end of period	$60.14		$51.96	$43.42	$52.59	$44.00	$43.70
Per share market value, end of period	$49.72		$42.95	$36.15	$44.20	$37.19	$37.74

TOTAL INVESTMENT RETURN -
Stockholder return, based on market price per share	15.76	%*	26.23%	(14.92)%	28.16%	5.23%	41.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock end of period (000’s omitted)	$1,402,088		$1,233,032	$1,041,160	$1,282,789	$1,087,971	$1,081,698
Ratio of expenses to average net assets applicable to Common Stock	1.15	%**	1.35%	1.13%	1.24%	1.22%	1.28%
Ratio of net income to average net assets applicable to Common Stock	0.87	%**	0.92%	0.50%	0.05%	0.32%	0.81%
Portfolio turnover rate	12.88	%*	15.09%	16.53%	24.74%	19.33%	17.76%

PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$190,039		$190,039	$190,117	$190,117	$190,117	$190,117
Asset coverage	838%		749%	648%	775%	672%	669%
Asset coverage per share	$209.45		$187.21	$161.91	$193.68	$168.07	$167.24
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$24.84		$24.98	$25.50	$26.86	$27.50	$27.60

*Not annualized

** Annualized

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction

12

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the six months ended June 30, 2024. The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2024:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,479,311,220	—	—	$1,479,311,220
Purchased options	263,000	—	—	263,000
U.S. Treasury bills	—	$51,341,863	—	51,341,863
Money market fund	64,711,030	—	—	64,711,030
Total	$1,544,285,250	$51,341,863	—	$1,595,627,113

3. Purchases and Sales of Securities – Purchases and sales of securities (other than short-term securities and options) for the six months ended June 30, 2024 amounted to $177,764,370 and $177,756,929, on long transactions, respectively.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

4. Options – In order to enhance financial statement disclosure for derivative instruments, the following table is intended to enable investors to understand: a) how and why the Company uses purchased and written options on equity securities, b) how purchased and written options on equity securities are accounted for, and c) how purchased and written options on equity securities affect the Company’s financial position and results of operations. As of June 30, 2024, the Company has not offset any of the positions and the positions are presented gross on the Statement of Assets and Liabilities.

The following table presents options contracts by location and as presented on the Statement of Assets and Liabilities as of June 30, 2024:

	Asset Options		Liability Options
Underlying Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity	Purchased options	$263,000	Outstanding options written, at value	$—

The following table presents the effect of options activity on the Statement of Operations for the six months ended June 30, 2024:

Underlying Risk	Statement of Operations	Realized Gain (Loss) on Options	Change in Unrealized Appreciation (Depreciation) on Options
Equity	Purchased options	$(1,099,489)	$(141,463)
Equity	Written options	119,232	(2,262)
		$(980,257)	$(143,725)

Average monthly options activity during the six months ended June 30, 2024 was:

	Purchased Options Contracts	Written Options Contracts
Numbers of Contracts	1,904	434

5. Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,313,823 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,601,553 were outstanding on June 30, 2024.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption. Cumulatively, the Board of Directors has authorized the repurchase of up to 2 million Preferred Shares in the open market at prices below $25.00 per share. To date, 398,447 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years of dividends, the holders of Preferred Stock will have the right to elect a majority of the directors.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	Shares		Amount
	2024	2023	2024	2023
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	529,522	—	$529,522
Increase in paid-in capital	—	—	—	21,943,392
Total increase	—	529,522	—	22,472,914
Par value of Shares purchased (at an average discount from net asset value of 18.0% and 17.4%, respectively)	(418,501)	(776,220)	$(418,501)	(776,220)
Decrease in paid-in capital	—	—	(18,900,283)	(31,106,756)
Total decrease	(418,501)	(776,220)	(19,318,784)	(31,882,976)
Net decrease	(418,501)	(246,698)	$(19,318,784)	$(9,410,062)

At June 30, 2024, the Company held in its treasury 8,667,049 shares of Common Stock with an aggregate cost of $317,508,116.

The tax basis distributions during the year ended December 31, 2023 are as follows: ordinary distributions of $17,749,422 and net capital gains distributions of $55,506,761. As of December 31, 2023, distributable earnings on a tax basis totaled $866,848,562 consisting of $4,926,831 from undistributed net capital gains and $861,921,731 from net unrealized appreciation on investments. A reclassification arising from a permanent “book/tax” difference reflects non-tax deductible expenses during the year ended December 31, 2023. As a result, additional paid-in capital was decreased by $2,132,000 and total distributable earnings were increased by $2,132,000. Net assets were not affected by this reclassification. As of December 31, 2023, the Company had wash sale loss deferrals of $1,991 and straddle loss deferrals of $2,383,643.

6. Officers’ Compensation – The aggregate compensation accrued and paid by the Company during the six months ended June 30, 2024 to its officers (identified on back cover) amounted to $4,003,787.

7. Benefit Plans – The Company has funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans that are available to its employees. The pension plans provide defined benefits based on years of service and final average salary with an offset for a portion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the six months ended June 30, 2024 were:

Service cost	$189,401
Interest cost	588,690
Expected return on plan assets	(1,024,557)
Net periodic benefit income	$(246,466)

The Company recognizes the overfunded status of its defined benefit postretirement plan as an asset in the Statement of Assets and Liabilities and recognizes changes in funded status in the year in which the changes occur through other comprehensive income.

The Company also has funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the six months ended June 30, 2024 was $1,156,724. The qualified thrift plan acquired 8,500 shares in the open market, and distributed to former employees 100,709 shares of the Company’s Common Stock during the six months ended June 30, 2024. It held 569,840 shares of the Company’s Common Stock at June 30, 2024.

5. Capital Stock and Dividend Distributions – (Continued from bottom of previous page.)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

8. Operating Lease Commitment – The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases, which requires lessees to reassess if a contract is or contains lease agreements and assess the lease classification to determine if they should recognize a right-of-use asset and offsetting liability on the Statement of Assets and Liabilities that arises from entering into a lease, including an operating lease. The right-of-use asset and offsetting liability is reported on the Statement of Assets and Liabilities in line items entitled, “Present value of future office lease payments.” Since the operating lease does not specify an implicit rate, the right-of-use asset and liability have been calculated using a discount rate of 3.0%, which is based upon high quality corporate interest rates for a term equivalent to the lease period as of January 1, 2018. The annual cost of the operating lease continues to be reflected as an expense in the Statements of Operations and Changes in Net Assets.

In 2017, the Company entered into an operating lease agreement for office space which will expire in 2028 and provide for aggregate rental payments of approximately $6,437,500. The lease agreement contains clauses whereby the Company will receive free rent for a specified number of months and credit towards construction of office improvements and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges beginning in 2023. Rental expense approximated $297,100 for the six months ended June 30, 2024. The Company has the option to extend the lease for an additional five years at market rates. As of June 30, 2024, no consideration has been given to extending this lease. Minimum rental commitments under this operating lease are approximately:

2024	$332,000
2025	663,000
2026	663,000
2027	663,000
Thereafter	553,000
Total Remaining Lease Payments	2,874,000
Effect of Present Value Discounting	(179,653)
Present Value of Future Office Lease Payments	$2,694,347

OTHER MATTERS (Unaudited)

Previous purchases of the Company’s Common and Preferred Stock are set forth in Note 5 on pages 13-14. Prospective purchases of Common and Preferred Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2023 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

On April 9, 2024, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made a semi-annual certification, included in a filing with the SEC on Form N-CSR as of December 31, 2023 relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

GENERAL AMERICAN INVESTORS
COMPANY, INC.

SEMI-ANNUAL REPORT

June 30, 2024

A Closed-End Investment Company

listed on the New York Stock Exchange

530 FIFTH AVENUE

NEW YORK • NY 10036

212-916-8400 • 1-800-436-8401

E-mail: InvestorRelations@gainv.com

www.generalamericaninvestors.com

DIRECTORS*

Spencer Davidson, Chairman

Arthur G. Altschul, Jr.	Rose P. Lynch
Rodney B. Berens	Jeffrey W. Priest
Clara E. Del Villar	Savannah Sachs
John D. Gordan, III	Henry R. Schirmer
Betsy F. Gotbaum

(*The Company is a stand-alone fund.)

OFFICERS

Jeffrey W. Priest, President and Chief Executive Officer

Anang K. Majmudar, Senior Vice-President

Craig A. Grassi, Vice-President

Liron Kronzon, Vice-President

Sally A. Lynch, Vice-President

Eugene S. Stark, Vice-President, Administration;
Principal Financial Officer & Chief Compliance Officer

Samantha X. Jin, Treasurer

Connie A. Santa Maria, Corporate Secretary

SERVICE COMPANIES

Counsel Sullivan & Cromwell LLP Independent Auditors Ernst & Young LLP Custodian and Accounting Agent State Street Bank and Trust Company	Transfer Agent and Registrar Equiniti Trust Company, LLC 48 Wall Street, Floor 23 New York, NY 10005 1-800-413-5499 www.equiniti.com

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. INVESTMENTS.

(a) The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(1) Not applicable.

(2) Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to this semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) General American Investors Company, Inc. Common Stock (GAM)

Period 2024	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	74,936	$43.1991	74,936	1,516,092
02/01-02/29	63,995	44.7704	63,995	1,452,097
03/01-03/31	8,900	45.1155	8,900	1,443,197
04/01-04/30	99,371	45.7682	99,371	1,343,826
05/01-05/31	111,720	47.7163	111,720	1,232,106
06/01-06/30	59,579	49.2811	59,579	1,172,527
Total for the period	418,501		418,501

Note-	On January 25, 2024, the Board of Directors authorized the repurchase of an additional 1,000,000 shares, of the registrant’s common stock when the shares are trading at a discount from the underlying net asset value of at least 8%. This represents a continuation of the repurchase program which began in March 1995. As of the beginning of the period, January 1, 2024, there were 591,028 shares available for repurchase under the aforementioned extension of such authorization. As of the end of the period, June 30, 2024, there were 1,172,527 shares available for repurchase under this program.

(b) General American Investors Company, Inc. Preferred Stock (GAMpB)

Period 2024	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—		—	1,601,553
02/01-02/29	—		—	1,601,553
03/01-03/31	—		—	1,601,553
04/01-04/30	—		—	1,601,553
05/01-05/31	—		—	1,601,553
06/01-06/30	—		—	1,601,553
Total for period	—		—

Note -	The Board of Directors has authorized the repurchase of the registrant's preferred stock when the shares are trading at a price not in excess of $25.00 per share. As of the beginning of the period, January 1, 2024, there were 1,601,553 shares available for repurchase under such authorization. As of the end of the period, June 30, 2024, there were 1,601,553 shares available for repurchase under this program.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors as set forth in the registrant's Proxy Statement, dated February 16, 2024.

ITEM 16. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 30, 2024, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 30, 2024, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal period that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS

(a)	(1)	The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(2)	See separate certifications (Exhibit 99 CERT) for each of the principal executive officer and the principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Written solicitation to purchase securities is not applicable to this semi-annual report.

(4)	Change in independent public accountant is not applicable to this semi-annual report.

(b)	A certification (Exhibit 99.906 CERT) by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: August 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 5, 2024

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: August 5, 2024